THE COMMUNITY DEVELOPMENT FUND
                           STATEMENT OF CERTIFICATION
                            PURSUANT TO RULE 497(J)

The Community Development Fund (the "Trust") hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated May 1, 2017 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (File Nos. 333-206012 and 811-23080), which was filed electronically on April 28, 2017 (Accession No. 0001135428-17-000451).


The Community Development Fund


By: /s/ Kenneth H. Thomas
    ---------------------
    Kenneth H. Thomas

Title: Director, President, Chief Executive Officer and Secretary

Date:  May 2, 2017